UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2005
                                               ---------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      5-4-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  43
                                        -------------------

Form 13F Information Table Value Total:  $848,712
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE


NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 3/31/05

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  26,716      1,076,818   X                              141,623     935,195
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103  22,676      1,684,671   X                              229,704   1,454,967
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108  25,578        647,048   X                               94,821     552,227
AXA ADR SPONSORED       FOREIGN COMMON  054536107  22,720        851,572   X                              141,004     710,568
BANK AMER CORP COM      COMMON          060505104   5,590        126,766   X                                4,089     122,677
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204  33,331        804,329   X                              114,057     690,272
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  21,985        352,321   X                               57,564     294,757
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  28,530        700,987   X                               95,109     605,878
CANON INC ADR           FOREIGN COMMON  138006309  24,033        448,383   X                               62,761     385,622
CITIGROUP INC COM       COMMON          172967101   5,188        115,445   X                                3,646     111,799
COCA COLA CO            COMMON          191216100   4,410        105,821   X                                3,745     102,076
DANSKE BK A/S ADR       FOREIGN COMMON  236363107  15,718        540,340   X                               92,317     448,023
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  30,991        544,666   X                               77,979     466,687
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107  28,802      1,274,980   X                              167,286   1,107,694
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  29,156        224,002   X                               32,161     191,841
EXXON MOBIL CORP COM    COMMON          30231G102   7,313        122,422   X                                3,724     118,698
FEDERAL NAT MORTGAGE    COMMON          313586109   3,767         69,185   X                                2,425      66,760
GENERAL ELEC CO         COMMON          369604103   5,541        153,653   X                                5,145     148,508
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105  31,115        677,591   X                               91,913     585,678
HEINEKEN N V ADR        FOREIGN COMMON  423012202  28,877        831,243   X                              120,887     710,356
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  31,931        402,150   X                               56,799     345,351
I B M                   COMMON          459200101   5,056         55,328   X                                1,825      53,503
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103  28,016        926,756   X                              126,589     800,167
JOHNSON & JOHNSON       COMMON          478160104   6,129         91,265   X                                2,908      88,357
KAO CORP ADR            FOREIGN COMMON  485537302  16,258         70,546   X                                9,554      60,992
LILLY, ELI AND COMPAN   COMMON          532457108   3,803         72,988   X                                2,670      70,318
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109  24,906        686,671   X                               96,229     590,442
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406  32,948        480,026   X                               65,454     414,572
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204  20,659      1,338,886   X                              186,943   1,151,943
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  30,890        660,331   X                               80,367     579,964
NOVO-NORDISK A/S        FOREIGN         670100205  14,111        252,787   X                               41,870     210,917
PFIZER INC              COMMON  COMMON  717081103   4,005        152,446   X                                5,510     146,936
PROCTER & GAMBLE COMP   COMMON          742718109   5,485        103,482   X                                3,235     100,247
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804  25,112        418,250   X                               56,319     361,931
SANOFI-AVENTIS ADR      FOREIGN COMMON  80105N105  35,954        849,174   X                              119,936     729,238
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501  24,194        306,018   X                               45,474     260,544
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  28,014      1,344,677   X                              189,986   1,154,691
TPG NV                  FOREIGN         892339102  13,905        489,281   X                               80,130     409,151
TOTAL FINA ELF S A AD   COMMON          89151E109  36,366        310,212   X                               42,581     267,631
UBS AG SHS              FOREIGN COMMON  H8920M855  22,768        269,765   X                               46,372     223,393
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709     917         13,396   X                               12,588         808
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  30,799        769,978   X                               88,400     681,578
VERIZON COMMUNICATION   COMMON          92343V104   4,451        125,392   X                                4,424     120,968
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